Company Overview	12 Months Ended
May 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

Note 1. Company Overview

CXJ Group Co., Limited (“we”, “us”, the “Company” or “ECXJ”) was originally incorporated in State of Nevada on August 20, 1998 under the name Global II, Inc and underwent several name changes prior to its current name. Until August 2019, the Company was known as Global Entertainment Corp., which was a dormant company.

On March 04, 2019, the eight judicial District Court of Nevada appointed Custodian Ventures, LLC as custodian for the Company, proper notice having been given to the officers and directors of Global Entertainment Corporation. There was no opposition. On June 18, 2019, control of the Company was transferred by the entity controlled by Custodian Ventures, LLC to Xinrui Wang, our director, by selling him 10,000,000 shares of Series A Preferred stock and 17,700,000 shares of common stock for a purchase price of $175,000.

On June 21, 2019, Lixin Cai was appointed act as the new President, CEO, Secretary and Chairman of the Board of Directors of the Company. On June 21, 2019, Cuiyao Luo was appointed act as the new CFO, Treasurer and Member of the Board of Directors of the Company. On September 30, 2019, the Company appointed three more members to the Board of Directors of the Company, and they are Xinrui Wang, Wenbin Mao and Baiwan Niu.

Effective July 9, 2019 we changed our name from Global Entertainment Corp to CXJ Group Co., Limited. On July 12, 2019, the Company effectuated a 1 for 200 reverse stock split, while the authorized shares of common stock and preferred shares totally had been increased to 500,000,000. As a result of the foregoing we changed our trading symbol from GNTP and began trading as ECXJ on August 5, 2019.

On October 4, 2019, Xinrui Wang (the “Seller”), entered into a Stock Purchase Agreement to pursuant to which the Seller agreed to sell to Wenbin Mao and Baiwan Niu (the “Purchasers”), totaling 1,500,000 preferred stock of the Company (“Shares”) owned by the Seller, for an amount of $1,500. On October 8, 2019, Xinrui Wang, Wenbin Mao and Baiwan Niu effectuated a 1 for 10 conversion to convert all their preferred stock totaling 10,000,000 to 100,000,000 common shares. As a result of the conversion, there was no preferred stock outstanding of the Company as of October 8, 2019.

On May 28, 2020, we consummated the transactions contemplated by the Share Exchange Agreement among the Company, CXJ Investment Group Company Limited, a British Virgin Islands Corporation (“CXJ”) and the shareholder of CXJ, pursuant to which we acquired all the ordinary shares of CXJ in exchange for the issuance to the shareholder of CXJ of an aggregate of 1,364,800 shares of the Company. The shareholder is the selling security holder in this prospectus and are all affiliates. As a result of the transactions contemplated by the Share Exchange, CXJ became a wholly-owned subsidiary of the Company.

ECXJ, through its wholly owned subsidiary, CXJ and its subsidiaries and the VIE own and operate an active automobiles products trading and services business in the People’s Republic of China. Our business is supporting our alliance with products and technical services enable them to service consumers in China.